Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended	10 Months Ended
	Feb. 14, 2023	Mar. 31, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Representative shares value		$ 132,480		$ 132,480
Representative shares issued (in Shares)				103,500
Offering cost				$ 132,480	$ 132,480
Aggregate purchase price			$ 25,000			$ 25,000
Fair value shares price per share (in Dollars per share)				$ 1.28	$ 10.25	$ 10.25
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price					$ 15,000,000
Price per share (in Dollars per share)
Representative per share (in Dollars per share)					$ 1.28
Representative shares value					$ 132,480
Representative shares issued (in Shares)				103,500	103,500
Fair value shares price per share (in Dollars per share)					$ 10.25	10.25
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)				1,500,000
Price per share (in Dollars per share)
Aggregate purchase price				$ 15,000,000
Class A Ordinary Shares [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)				103,500	103,500
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate	$ 115,000,000
Underwriters [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.3	0.3
Underwriting cash discount per unit (in Dollars per share)				$ 0.3
Underwriter cash discount				$ 3,450,000
Underwriters [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Offering price per share (in Dollars per share)					10
Price per share (in Dollars per share)					$ 0.11	$ 0.11
Aggregate					$ 1,265,000
Underwriting commissions					$ 3,450,000
Underwriting cash discount per unit (in Dollars per share)				$ 0.11
Underwriter cash discount				$ 1,265,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares)					1,500,000